REPORTABLE SEGMENTS (Details Narrative) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020 USD ($) Segments	Dec. 31, 2019 USD ($)
Revenue, Major Customer [Line Items]
Number of Reportable Segments | Segments			2
Successors [Member]
Revenue, Major Customer [Line Items]
Number of Reportable Segments | Segments			2
Successors [Member] | Revenue Benchmark [Member] | Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		42.00%	57.00%	45.00%
Successors [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		17.00%	12.00%	16.00%
Successors [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		10.00%	4.00%	8.00%
Successors [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		5.00%	3.00%	6.00%
Successors [Member] | Production Services [Member]
Revenue, Major Customer [Line Items]
Depreciation and amortization expense | $			$ 79.2	$ 53.5
Successors [Member] | Drilling and Evaluation Services [Member]
Revenue, Major Customer [Line Items]
Depreciation and amortization expense | $			$ 29.7	$ 23.2
Predecessors [Member] | Revenue Benchmark [Member] | Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	49.00%
Predecessors [Member] | Revenue Benchmark [Member] | Customer Two [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	0.00%
Predecessors [Member] | Revenue Benchmark [Member] | Customer Three [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	16.00%
Predecessors [Member] | Revenue Benchmark [Member] | Customer Four [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	9.00%